Related party balances and transactions - Balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related party balances and transactions
Total Arising from sales / purchases of goods / other	$ 57,249	$ 40,646
Other liabilities
Total other liabilities	(15,050)	(17,964)
Other balances
Other balances	34,102	23,249
Associates
Related party balances and transactions
Trade receivables	2,379	4,200
Other receivables		58
Other financial assets	3,260	3,108
Trade payables	(1,123)	(2,765)
Other liabilities
Other liabilities to other related parties	(13,813)	(15,539)
Other related parties
Related party balances and transactions
Trade receivables	2,734	962
Other receivables	9,239	9,257
Other financial assets	44,637	28,327
Trade payables	(3,877)	(2,501)
Other liabilities
Other liabilities to other related parties	(1,237)	(2,425)
Other balances
Cash and cash equivalents in other related parties	$ 34,102	$ 23,249